Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	$ 264	$ 277
Total income tax expense reported in equity	264	277
Deferred income taxes	81	160
Capital losses on unrealized foreign exchange	986	606
Unremitted net earnings of foreign subsidiaries	0
Tax loss carry-forwards
Deferred Tax in Other Comprehensive Income
Deferred income taxes	$ 120	$ 74